Securities	12 Months Ended
Sep. 30, 2013
Securities [Abstract]
Securities

3. SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at the dates presented.  The majority of the MBS and investment securities portfolios are composed of securities issued by GSEs.

	September 30, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$709,118	$996	$7,886	$702,228
MBS	345,263	18,701	--	363,964
Trust preferred securities	2,594	--	171	2,423
Municipal bonds	1,308	44	--	1,352
	1,058,283	19,741	8,057	1,069,967

HTM:
MBS	1,683,744	39,878	16,984	1,706,638
Municipal bonds	34,279	943	14	35,208
	1,718,023	40,821	16,998	1,741,846
	$2,776,306	$60,562	$25,055	$2,811,813

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
MBS	505,169	35,137	--	540,306
Trust preferred securities	2,912	--	614	2,298
Municipal bonds	2,435	81	--	2,516
	1,367,925	39,535	616	1,406,844

HTM:
MBS	1,792,636	79,883	--	1,872,519
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at the dates presented was reported and the continuous unrealized loss position for less than 12 months and equal to or greater than 12 months as of the dates presented.

	September 30, 2013
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	19	$426,482	$7,213	1	$24,327	$673
Trust preferred securities	--	--	--	1	2,423	171
	19	$426,482	$7,213	2	$26,750	$844

HTM:
MBS	40	$710,291	$16,984	--	$--	$--
Municipal bonds	3	1,299	14	--	--	--
	43	$711,590	$16,998	--	$--	$--

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
	2	$42,733	$2	1	$2,298	$614

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporary impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2013, excluding the trust preferred security discussed below, are primarily a result of an increase in market yields from the time the securities were purchased.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase.  Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the impairment is also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities, nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.  As a result of the analysis, management does not believe any other-than-temporary impairments existed at September 30, 2013 or September 30, 2012.

The unrealized losses at September 30, 2012 were primarily a result of a decrease in the credit rating of a trust preferred security held by the Bank.  Management reviews the underlying cash flows of this security on a quarterly basis.  As of September 30, 2013 and September 30, 2012, the cash flow analysis indicated the present value of future expected cash flows are adequate to recover the entire amortized cost.  Management neither intends to sell this security, nor is it more likely than not that the Company will be required to sell the security before the recovery of the remaining amortized cost amount, which could be at maturity.  As a result of the analysis, management does not believe any other-than-temporary impairments existed related to the trust preferred security at September 30, 2013 or September 30, 2012.

Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to prepay obligations, generally without penalties.  Additionally, issuers of callable investment securities have the right to call and prepay obligations with or without prepayment penalties prior to the maturity dates of the securities.  As of September 30, 2013, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled $544.8 million.  The amortized cost and estimated fair value of securities by remaining contractual maturity, without consideration for call features or pre-refunding dates, as of September 30, 2013 are shown below.

	AFS		HTM
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$190	$190	$6,716	$6,806
One year through five years	637,085	633,101	60,598	63,804
Five years through ten years	183,130	187,613	399,618	400,295
Ten years and thereafter	237,878	249,063	1,251,091	1,270,941
	$1,058,283	$1,069,967	$1,718,023	$1,741,846

The following table presents the carrying value of MBS in our portfolio by issuer at the dates presented.

	At September 30,
	2013	2012
	(Dollars in thousands)
FNMA	$1,250,948	$1,324,293
FHLMC	629,216	824,197
GNMA	167,544	183,778
Private Issuer	--	674
	$2,047,708	$2,332,942

The following table presents the taxable and non-taxable components of interest income on investment securities for the years presented.

	For the Year Ended
	September 30,
	2013	2012	2011
	(Dollars in thousands)
Taxable	$8,796	$14,309	$17,180
Non-taxable	1,216	1,635	1,897
	$10,012	$15,944	$19,077

The following table summarizes the amortized cost and estimated fair value of securities pledged as collateral as of the dates indicated.

	September 30,
	2013		2012
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$353,648	$364,593	$400,827	$427,864
Public unit deposits	272,016	274,917	219,913	232,514
Federal Reserve Bank	34,261	35,477	49,472	52,122
	$659,925	$674,987	$670,212	$712,500

All dispositions of securities during fiscal years 2013, 2012, and 2011 were the result of principal repayments, calls or maturities.